VARIABLE INTEREST ENTITIES	12 Months Ended
Jun. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Disclosure Of Variable Interest Entities [Text Block]
NOTE 23. Variable Interest Entities

VIEs are generally entities that lack sufficient equity to finance their activities without additional financial support from other parties or whose equity holders lack adequate decision making ability. All VIEs and their subsidiaries with which the Company is involved must be evaluated to determine the primary beneficiary of the risks and rewards of the VIE. The primary beneficiary is required to consolidate the VIE for financial reporting purposes.

Summary information regarding consolidated VIEs is as follows:

	June 30, 2017	June 30, 2018	June 30, 2018
	RMB	RMB	U.S. Dollars
ASSETS
Current Assets
Cash and cash equivalents	¥3,506,540	¥7,336,672	$1,108,292
Notes receivable	6,112,960	3,995,962	603,638
Trade accounts receivable, net	39,425,911	24,254,007	3,663,858
Purchase advances, net	11,476,000	12,654,546	1,911,621
Other assets	7,450,483	14,281,461	2,157,386
Total current assets	¥67,971,894	¥62,522,648	$9,444,795

Non-current assets	2,757,404	20,966,716	3,167,273
Total Assets	¥70,729,298	¥83,489,364	$12,612,068

LIABILITIES
Trade accounts payable	¥8,352,870	¥8,754,347	$1,322,449
Taxes payable	684,721	278,184	42,023
Other liabilities	16,372,863	14,730,356	2,225,197
Total current liabilities	25,410,454	23,762,887	3,589,669

Non-current liabilities	-	8,943,834	1,351,073
Total Liabilities	¥25,410,454	¥32,706,721	$4,940,742

The financial performance of VIEs reported in the consolidated statement of operations and comprehensive loss for the year ended June 30, 2016 includes revenues of ¥42,728,277, operating expenses of ¥31,590,843, and net loss of ¥25,481,256. The financial performance of VIEs reported in the consolidated statement of operations and comprehensive loss for the year ended June 30, 2017 includes revenues of ¥60,054,462, operating expenses of ¥18,074,743, and net loss of ¥2,757,013. The financial performance of VIEs reported in the consolidated statement of operations and comprehensive loss for the year ended June 30, 2018 includes revenues of ¥84,712,046 ($12,796,768), operating expenses of ¥22,441,733 ($3,390,092), and net loss of ¥22,734,249 ($3,434,280).